Filed with the U.S. Securities and Exchange Commission on October 29, 2020
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	802	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	803	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and Address of Agent for Service)

Copy to:

Domenick Pugliese, Esq.
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On October 31, 2020 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 802 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended June 30, 2020 for two series of the Trust: Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund.

Prospectus

Trillium ESG Global Equity Fund
Institutional Class Ticker: PORIX
Retail Class Ticker: PORTX

Trillium ESG Small/Mid Cap Fund
Institutional Class Ticker: TSMDX
*Retail Class Ticker: TBD

*Shares are not available at this time

(together, the “Funds”)

October 31, 2020

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Important Notice:  The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Trillium Funds’ will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.trilliummutualfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-866-209-1962.

SUMMARY SECTION – TRILLIUM ESG GLOBAL EQUITY FUND

Investment Objective
The Trillium ESG Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Retail Class
Management Fee	0.85%	0.85%
Distribution and Service (12b-1) Fee	None	0.22%
Other Expenses	0.18%	0.23%
Total Annual Fund Operating Expenses	1.03%	1.30%

Example
This Example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$105	$328	$569	$1,259
Retail Class	$132	$412	$713	$1,568

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
The Global Equity Fund invests primarily in common stocks of companies that Trillium Asset Management, LLC (the “Adviser”) believes are leaders in managing Environmental, Social, and Governance (“ESG”) risks and opportunities, have above average growth potential, and are reasonably valued. Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that meet the Adviser’s ESG criteria, although the Adviser intends to normally be fully invested in such securities.
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When selecting securities for the Fund, the Adviser conducts detailed financial analysis that includes a review of ESG issues and how they may impact a stock’s valuation or performance and selects securities that meet the Adviser’s financial and ESG criteria. ESG factors can reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including climate change policies, supply chain and human rights policies. Companies that meet the Adviser’s ESG criteria typically have transparent sustainability data and policy reporting. ESG criteria may be somewhat different industry by industry. For example, factory-level environmental assessments are relevant to the Industrial Sector while not applicable to the Financial Services sector. In its selection process, of the three ESG components, the Adviser emphasizes “Environmental” factors, such as ecological limits, environmental stewardship and environmental strategies for the Fund, more than Social and Governance factors. The Adviser utilizes information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Third-party information providers currently include Bloomberg L.P., MSCI Inc. and FactSet Research Systems Inc.

The Fund invests globally and has exposure to both emerging (including frontier market countries) and developed markets. The Fund may invest in companies of any size, and seeks diversification by country and economic sector. The Fund invests primarily in common stocks or American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Global Equity Fund generally will invest approximately 50%, and at least 40%, of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. The Fund generally will invest in approximately 15 to 20, and in at least three, different countries outside of the United States.

The Global Equity Fund’s foreign holdings may include companies domiciled in emerging markets (including frontier market countries) as well as companies domiciled in developed markets. There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging (including frontier market countries) or developed markets and therefore the Fund may be invested entirely in companies from emerging markets. The Adviser utilizes information obtained from multiple third party economic and financial information providers in its process to categorize emerging markets countries. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets.

The Adviser believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that also excel at managing environmental risks and opportunities, societal impact, and corporate governance impact. The Adviser believes that a company’s understanding of environmental, social and governance principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value. Therefore, the Adviser conducts fundamental research to find companies with attractive environmental, societal, and financial attributes. In conducting fundamental research, the Adviser combines traditional investment information with proprietary environmental, social, and governance analysis. The Adviser believes that this creates a complete picture of how each company behaves commercially and how it deals
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with existing and emerging environmental risks and opportunities. The Adviser considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices.

The Adviser believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

The Adviser may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value or is overvalued and no longer reflects the investment thesis defined by the Adviser.

Additionally, the Global Equity Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Global Equity Fund. The following risks are considered principal to the Global Equity Fund and could affect the value of your investment in the Fund:

•Sustainability (ESG) Policy Risk: The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Adviser’s social and environmental standards may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

•Equity Risk: Equity securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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•Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices. Because securities of foreign issuers generally will not be registered with the Securities and Exchange Commission (“SEC”), and such issuers will generally not be subject to the SEC’s reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund invests in issuers located in emerging countries, these risks may be more pronounced. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•Management Risk: The Adviser may fail to implement the Global Equity Fund’s investment strategies and meet its investment objective. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
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•Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

Performance
The following performance information provides some indication of the risks of investing in the Global Equity Fund. The bar chart below illustrates how the Fund’s Retail Class shares total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.trilliummutualfunds.com.

Calendar Year Total Return as of December 31, *
Retail Class
* The Global Equity Fund’s year-to-date return as of September 30, 2020 was 6.72%

During the period shown in the bar chart, the Global Equity Fund’s Retail Class shares’ highest quarterly return was 13.27% for the quarter ended September 30, 2010, and the lowest quarterly return was -16.51% for the quarter ended September 30, 2011.
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Average Annual Total Returns as of December 31, 2019
	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	28.20%	9.97%	8.52%
Return After Taxes on Distributions	27.63%	9.09%	7.82%
Return After Taxes on Distributions and Sale of Fund Shares	17.31%	7.82%	6.91%
Institutional Class
Return Before Taxes	28.55%	10.26%	8.82%
MSCI All Cap World Index (Net Total Return) (reflects no deduction for fees or expenses)	26.60%	8.41%	8.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). Such taxes are eligible for pass through of foreign tax credits. Shareholders can use the foreign tax credits to reduce their tax liability. With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return.

Investment Adviser
Trillium Asset Management, LLC

Portfolio Managers
The Global Equity Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since

James Madden, CFA	Portfolio Manager	Inception (1999)
Matthew Patsky, CFA	CEO, Portfolio Manager	2018
Patrick Wollenberg, CEFA	Portfolio Manager and Research Analyst	2019

Purchase and Sale of Fund Shares
You may purchase or redeem (sell) Fund shares on any business day by written request via mail (Trillium Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at 866.209.1962, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.
Minimum Investments

	To Open Regular Account	To Open Retirement or Tax-Deferred Account	To Open an Automatic Investment Plan	To Add to Your Account
Institutional Class	$100,000	$100,000	N/A	$1,000
Retail Class	$5,000	$1,000	$1,000	$100

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Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investors may pay taxes on distributions through such tax-deferred arrangements upon withdrawal of assets from the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY SECTION – Trillium ESG Small/Mid Cap Fund

Investment Objective
The Trillium ESG Small/Mid Cap Fund (the “SMID Fund” or “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Retail Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses (includes a 0.10% shareholder servicing fee for the Retail Class)	1.18%	1.28%
Total Annual Fund Operating Expenses	1.93%	2.28%
Fee Waiver and/or Expense Reimbursement	-0.95%	-0.95%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(1)	0.98%	1.33%
(1)Trillium Asset Management, LLC (the “Adviser” or “Trillium”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.98% of the SMID Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is indefinite, but will remain in effect until at least October 31, 2021. The Expense Cap may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the SMID Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the SMID Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$100	$514	$954	$2,177
Retail	$135	$621	$1,134	$2,542

Portfolio Turnover
The SMID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 35% of the average value of its portfolio.

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Principal Investment Strategies
Under normal conditions, the SMID Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies that meet the Adviser’s Environmental, Social, and Governance (“ESG”) criteria. The Adviser defines small- and mid-cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the S&P 1000® Index. As of September 30, 2020, the market capitalization range of companies in the S&P 1000® Index was $84.4 million to $13.4 billion. The Adviser seeks stocks with high quality characteristics and strong ESG profiles. Trillium defines high-quality characteristics to include:

•Financial Statement Integrity
•Conservative Debt Management
•Positive and Growing Cash Flow from Operations
•Sector-leading policies and performance related to key ESG Issues

When selecting securities for the Fund, the Adviser conducts detailed financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG criteria reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet our ESG criteria or sustainability requirements typically have transparent sustainability data and policy reporting. ESG criteria may be somewhat different industry by industry. For example, assessment of chemical inputs used in the production of consumer products could be considered relevant environmental criteria for analysis of the Consumer Staples sector, while the same consideration is not applicable when analyzing environmental standards within the Financials Sector. The Adviser utilizes information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Third-party information providers currently include Bloomberg L.P., MSCI Inc. and FactSet Research Systems Inc.

Additionally, the Fund may invest up to 20% of its total assets in the securities of foreign issuers, including indirectly through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s foreign holdings may include companies domiciled in frontier or emerging markets as well as companies domiciled in developed markets. The Adviser utilizes information obtained from multiple third party economic and financial information providers in its process to categorize emerging markets countries. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets.

The Adviser may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value or is overvalued and no longer reflects the investment thesis defined by the Adviser or if the security rises well beyond the capitalization range of the product.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the SMID Fund. The following risks are considered principal to the SMID Fund and could affect the value of your investment in the Fund:

•Sustainability (ESG) Policy Risk: The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Adviser’s social and environmental standards may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

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•Equity Risk: Equity securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices. Because securities of foreign issuers generally will not be registered with the Securities and Exchange Commission (“SEC”), and such issuers will generally not be subject to the SEC’s reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund invests in issuers located in emerging countries, these risks may be more pronounced. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•Management Risk: Trillium may fail to implement the Fund’s investment strategies or meet its investment objective. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many
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companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Performance
The following performance information provides some indication of the risks of investing in the SMID Fund. The bar chart below illustrates the Fund’s Institutional Class shares total returns have varied from year to year. The table below illustrates how the Fund’s Institutional Class shares average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index. The Fund’s Institutional Class shares past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.trilliummutualfunds.com.

Calendar Year Total Return as of December 31, *
Institutional Class
* The SMID Fund’s year-to-date return as of September 30, 2020 was -6.86%

During the period shown in the bar chart, the SMID Fund’s Institutional Class shares’ highest quarterly return was 14.00% for the quarter ended March 31, 2019, and the lowest quarterly return was -18.85% for the quarter ended December 31, 2018.

Average Annual Total Returns as of December 31, 2019
	1 Year	Since Inception (8/31/2015)
Institutional Class
Return Before Taxes	25.06%	8.40%
Return After Taxes on Distributions	23.91%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares	15.66%	6.46%
S&P 1000® Index (reflects no deduction for fees or expenses)	25.14%	11.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The “Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits. Shareholders can use the foreign tax credits to reduce their tax liability. With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return.

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Investment Adviser
Trillium Asset Management, LLC

Portfolio Managers
The SMID Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Laura McGonagle, CFA	Portfolio Manager and Research Analyst	Inception (2015)
Elizabeth Levy, CFA	Portfolio Manager and Research Analyst	2017
Mitali Prasad, CFA	Portfolio Manager and Research Analyst	2019

Purchase and Sale of Fund Shares
You may purchase, redeem, or exchange Fund shares on any business day by written request via mail (Trillium Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 866.209.1962, or through a financial intermediary. The minimum initial investment in the Fund is $100,000 for Institutional Class and $5,000 for Retail Class. You can make additional investments at any time.

Minimum Investments

	To Open Regular Account	To Open Retirement or Tax-Deferred Account	To Open an Automatic Investment Plan	To Add to Your Account
Institutional Class	$100,000	$100,000	N/A	$1,000
Retail Class	$5,000	$1,000	$1,000	$100

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investors may pay taxes on distributions through such tax-deferred arrangements upon withdrawal of assets from the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION REGARDING THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
Investment Objectives
The Funds each seek long-term capital appreciation.The investment objective reflected in each Fund’s Summary Section is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders. There is no assurance that a Fund will achieve its investment objective. The objective and strategies description for each Fund tells you:
•what the Fund is trying to achieve;
•how the Adviser intends to invest your money; and
•what makes each Fund different from the other Fund offered in this Prospectus.
This section also provides a summary of each Fund’s principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policy of each Fund concerning “80% of the Fund’s net assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days’ written notice before any such change.
Principal Investment Strategies – Global Equity Fund
The Global Equity Fund invests in companies that the Adviser believes to be leaders in managing ESG risks and opportunities, have above average growth potential, and are reasonably valued.
The Global Equity Fund is a global equity fund that invests in both domestic and foreign companies of any size or market capitalization. The Fund invests primarily in common stocks or American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that meet the Adviser’s ESG criteria, although the Adviser intends to normally be fully invested in such securities.
The Fund will typically hold between 50 and 150 stocks in its portfolio. When selecting securities for the Fund, the Adviser conducts detailed financial analysis that includes a review of ESG issues and how they may impact a stock’s valuation or performance and selects securities that meet the Adviser’s financial and ESG criteria. ESG factors can reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including climate change policies, supply chain and human rights policies. Companies that meet the Adviser’s ESG criteria typically have transparent sustainability data and policy reporting. ESG criteria may be somewhat different industry by industry. For example, factory-level environmental assessments are relevant to the Industrial Sector while not applicable to the Financial Services sector. In its selection process, of the three ESG components, the Adviser emphasizes “Environmental” factors, such as ecological limits, environmental stewardship and environmental strategies for the Fund, more than Social and Governance factors.The Adviser utilizes information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Third-party information providers currently include Bloomberg L.P., MSCI Inc. and FactSet Research Systems Inc.
The Global Equity Fund generally will invest approximately 50%, and at least 40% of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business
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in the United States but who meet the criteria of a foreign company described above. The Fund generally will invest in approximately 15 to 20, and in at least three, countries outside of the United States.

The Global Equity Fund’s foreign holdings may include companies domiciled in emerging markets (including frontier market countries) as well as companies domiciled in developed markets. There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging (including frontier market countries) or developed markets and therefore the Fund may be invested entirely in companies from emerging markets. The Adviser utilizes information obtained from multiple third party economic and financial information providers in its process to categorize emerging markets countries. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets.

The Adviser believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that excel at managing ESG risks and opportunities. The Adviser believes that a company’s understanding of ESG principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value. Therefore, the Adviser conducts fundamental research to find companies with attractive ESG and financial attributes.

In conducting fundamental research, the Adviser combines traditional investment information with proprietary ESG analysis. The Adviser believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging ESG risks and opportunities.
The Adviser seeks certain traditional business qualities in each of the companies it considers for the Fund, such as:
•A history of innovation and competitiveness
•Products and services that meet important needs
•Strong market position and the potential for sustained long-term growth
•Above-average business fundamentals with attractive margins
•An ability to manage within ecological limits and to manage environmental risk and opportunity
•Business practices that are adaptable and reflect industry best practices
Principles for Investment (Global Equity Fund)
Trillium’s investment approach includes principles that establish a high bar and assure consistency in our decision-making process.
Ecological Limits: Companies shall demonstrate an understanding of the ecological limits that exist for their business and address their specific impact areas through a range of verifiable initiatives.
Environmental Stewardship: All companies are in a position to protect and preserve the environment and shall have appropriate policies to guide their behavior, as well as a history of appropriate behavior.
Environmental Strategy: Companies shall have strategies for becoming more efficient in their interactions with the environment and show progress toward meaningful goals.
Human Rights & Equality: Companies shall assure that they are not directly, or indirectly through their supply chain, involved in egregious labor practices.
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Societal Impacts: Companies shall maintain the values and norms of the communities in which they operate. To guide this behavior, companies must go beyond legal requirements and demonstrate foresight across all business decisions.
Corporate Governance: All companies shall seek to balance the needs of and responsibilities to its stakeholders and strive to maintain a strong corporate culture. Essential to this achievement is a company’s corporate governance structure and policies.

There are certain industries and business activities that we believe are too environmentally risky or present social outcomes that are too unattractive to warrant investment consideration. We exclude the extractive industries of mining and fossil fuel production, as well as companies exclusively involved in agricultural biotechnology, gambling, nuclear energy, tobacco, and weapons production. We also evaluate companies to ensure they meet our animal testing requirements.

The Adviser believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

In the Adviser’s opinion, each company is unique in terms of its business and environmental risk profile. As a result, the Adviser considers many factors in valuing a company, such as:
•Environmental risk factors
•Management reputation
•Traditional analysis of the stock price relative to earnings, cash flow, dividend yield, and book value
•Valuation of the stock relative to the company’s history, peer group, and to the broad market
•Balance sheet and debt service analysis, including various measures of financial leverage and interest coverage ratios
The Adviser looks to achieve capital appreciation by investing in superior companies while also maintaining adequate diversification to avoid excessive risk.
The portfolio is diversified by:
•Economic sector, although the Adviser is willing to have substantial over and under weights relative to the market based on where the Adviser finds the most attractive opportunities
•Country or region, based on where the Adviser finds individual opportunities
•Size of companies, with a consistent overall profile of large, global companies but also including smaller companies with perceived good future potential or unique business models

The Adviser’s approach of investing in what it believes to be great companies results in a portfolio that looks quite different from the overall market. The Adviser monitors the portfolio closely in an effort to assure prudent diversification based on exposure to a variety of economic trends and investment themes.
Additionally, the Global Equity Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.
Principal Investment Strategies – SMID Fund
Under normal conditions, the SMID Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies that meet the Adviser’s ESG criteria.The Adviser’s investment philosophy is that integrating
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ESG criteria into the financial analysis process can help identify the best companies positioned to deliver long-term risk adjusted performance. Trillium seeks to identify companies that it believes are strategic leaders, based on business models that it believes are superior and with the ability to create consistent earnings growth. In addition, Trillium looks to identify companies with strong board and management qualities, as evidenced by transparent and conservative financial reporting, and better management of ESG risks such as risks from new environmental regulations, product safety risk, and reputational risks from major controversies or accidents. In general, Trillium seeks to identify companies with strong management and awareness of ESG opportunities and risks in areas important to their respective industry. Illustrative opportunities and risks include:

Environmental	Social	Governance
•clean tech opportunities •climate change policies •sustainable agriculture •water use	•healthier products •product safety •supply chain and human rights •worker safety	•board diversity •employee relations •executive compensation
At a minimum, the Fund will not invest in any companies with material exposure to agricultural biotechnology, coal mining, hard rock mining, nuclear power, tar sands, tobacco, weapons/firearms and companies with major recent or ongoing controversies involving environmental, governance, human rights, product safety, and workplace matters.
Trillium’s investment process includes several components: a research process focused on identifying companies with high quality characteristics as defined above, input on macroeconomic environment, including changes in interest rates, growth rates, and employment rates. Adherence to risk control parameters such as the maximum size of an individual holding, relative sector weights, and a target average market capitalization for the portfolio. In general, Trillium favors companies with the following characteristics:
◦Financial Statement Integrity
◦Conservative Debt Management
◦Positive and Growing Cash Flow from Operations
◦Sector-leading policies and performance related to key ESG Issues
When selecting securities for the Fund, the Adviser conducts detailed financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG criteria reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet our ESG criteria or sustainability requirements typically have transparent sustainability data and policy reporting. ESG criteria may be somewhat different industry by industry. For example, assessment of chemical inputs used in the production of consumer products could be considered relevant environmental criteria for analysis of the Consumer Staples sector, while the same consideration is not applicable when analyzing environmental standards within the Financials Sector. The Adviser utilizes information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Third-party information providers currently include Bloomberg L.P., MSCI Inc. and FactSet Research Systems Inc.

Additionally, the Fund may invest up to 20% of its total assets in the securities of foreign issuers, including indirectly through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s foreign holdings may include companies domiciled in frontier or emerging
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markets as well as companies domiciled in developed markets. The Adviser utilizes information obtained from multiple third party economic and financial information providers in its process to categorize emerging markets countries. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets.

Principal Investment Strategies – Both Funds
We believe in active ownership. Engaging companies on Environmental, Social, and Governance (ESG) topics using shareholder rights and powers can lead to improvements in corporate ESG performance, practices, and policies. We are devoted to aligning stakeholders’ values and objectives, combining impactful investment solutions with active ownership with the goal to provide positive impact, long-term value, and ‘social dividends’. Trillium’s shareholder advocacy is primarily conducted by a dedicated advocacy team which uses multiple tools of engagement including direct dialogue, filing or co-filing shareholder proposals, working within multi-stakeholder institutions, convening company/stakeholder meetings, investor and proxy advisor education, and speaking publicly about ESG topics. We work in coalitions and individually. Examples of Trillium’s shareholder engagement topics include, but are not limited to, climate change, workplace diversity, supply chain responsibility, and human rights. Trillium votes Funds’ shares on shareholder proposals and other proxy matters consistent with our fiduciary duties to the Fund. Many of those proposals are on ESG topics and our proxy voting guidelines incorporate ESG matters and votes are executed accordingly. Trillium regularly voices its perspective on public policy matters that relate to ESG topics.

Trillium may choose to sell a security out of the Funds after analyzing the security and reviewing any top-down change in asset or sector allocation targets set by Trillium. The Adviser also considers any negative changes to a company’s fundamentals, deterioration in the ESG characteristics, overvaluation or a decline in the security’s relative valuation or position.

Temporary or Cash Investments. Under normal market conditions, each Fund will invest according to its principal investment strategies described above. However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposits, bankers’ acceptances, time deposits, commercial paper, short-term notes or money market instruments in response to adverse market, economic or political conditions. As a result, a Fund may not achieve its investment objective to the extent that it makes such “defensive” investments. In the event that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks of Investing in the Funds
The principal risks of investing in the Funds that may adversely affect the Funds’ net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.” These risks are discussed in more detail below in order of relevance to the Funds.

Sustainability (ESG) Policy Risk. Each Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Adviser’s social and environmental standards may affect a Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of a Fund — positively or negatively — depending on
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whether such investments are in or out of favor. Additionally, it may be difficult in certain instances for the Adviser to correctly evaluate an issuer’s commitment to ESG practices, and a failure to do so may result in investment issuers with practices that are not consistent with a Fund’s aspirations.

Equity Risk. This is the risk that stock prices will fall over short or extended periods. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stock or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Foreign Securities Risk. Foreign investments, including ADRs, GDRs, and similar investments, may be subject to more risks than U.S. investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, higher costs of custody and trading, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can, and often do, perform differently than U.S. markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in a Fund. Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues that could reduce liquidity.

Because of the above factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock
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markets that are less established than those in the emerging markets. They are also known as “pre-emerging markets.” Frontier markets are categorically the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

Small and Mid-Sized Company Risk. Investments in smaller and mid-size companies may be speculative and volatile and involve greater risks than are customarily associated with investments in larger companies. Many small to mid-size companies are more vulnerable than larger companies to adverse business or economic developments. Securities of these types of companies may have limited liquidity and their prices may be more volatile. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies. Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares. You should expect that the Funds’ shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

The remaining risks are considered “principal risks” of investing in the Funds, regardless of the order in which they appear.

Management Risk. Management risk describes the Funds’ ability to meet their investment objectives based on the Adviser’s success or failure at implementing investment strategies for the Funds. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact a Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Large Companies Risk (Global Equity Fund only). Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
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Securities Lending Risk (Global Equity Fund only). There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

PORTFOLIO HOLDINGS INFORMATION
A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.trilliummutualfunds.com.

MANAGEMENT OF THE FUNDS
Investment Adviser
The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with Trillium Asset Management, LLC, Two Financial Center, 60 South Street, Suite 1100, Boston, Massachusetts 02111, pursuant to which Trillium manages the Funds’ investments and business affairs subject to the supervision of the Board. The Adviser provides the Funds with advice on buying and selling securities. The Adviser also furnishes the Funds with office space and certain administrative services. As of June 30, 2020, the Adviser had approximately $3.2 billion in assets under management. Under the Advisory Agreement for the Funds, the Adviser is entitled to receive a monthly management fee for its investment advisory services calculated daily and payable monthly equal to 0.75% of average daily net assets for the SMID Fund and 0.85% for the Global Equity Fund. For the fiscal year ended June 30, 2020, the Adviser received net advisory fees of 0.75% of the SMID Fund’s average daily net assets and 0.85% of the Global Equity Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement is available in the Funds’ Annual Report to shareholders for the period ended June 30, 2020.

Fund Expenses
The Adviser has contractually agreed to reduce fees and/or pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) will not exceed the amount shown below as a percentage of the SMID Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
SMID Fund	0.98%
Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser and the Board approves such reimbursement in subsequent years.
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The Adviser may be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses paid. The Adviser may request reimbursement if the aggregate amount actually paid by the Fund towards operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees waived and/or expenses reimbursed. The current Expense Cap is in place indefinitely, but at a minimum through October 31, 2021. The Expense Cap agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.

Portfolio Managers
A portfolio team is responsible for the day-to-day management of each Fund as indicated below. Decisions regarding each Fund’s investments are made by majority agreement of the members of the portfolio team.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Laura McGonagle, CFA	Trillium ESG Small/Mid Cap Fund (Portfolio Manager since inception)
Laura McGonagle, CFA, joined the Adviser in 2001 and currently serves as portfolio manager and research analyst, and leads the Small/Mid Cap Core strategy. Prior to joining Trillium, Laura was an equity research analyst at Adams, Harkness and Hill, a Boston-based investment bank that focuses on emerging growth companies. Laura’s last position at Adams was as a sell-side equity analyst in the “Healthy Living” group. This group covered specialty consumer stocks, which addressed the consumers’ growing awareness of the impact of nutrition, environment and lifestyle choices on their well-being. Laura earned a B.A. in quantitative economics from Tufts University in 1992. Laura is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst charterholder.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Elizabeth Levy, CFA	Trillium ESG Small/Mid Cap Fund (Portfolio Manager since 2017)
Elizabeth Levy, CFA, joined the Adviser in 2012 and currently serves as portfolio manager and research analyst, and leads the All Cap Core and Fossil Fuel Free Core Strategies. Prior to joining Trillium, Elizabeth worked as a portfolio manager for Winslow Management Company, a division of Brown Advisory, where she had been since 2004. She managed two environmentally focused investment strategies, the Winslow Green Large Cap strategy from 2009-2011 and the Winslow Green Growth strategy during 2011. She also provided equity research across Brown Advisory’s strategies, with a focus on water companies. She served on the Steering Committee of the Social Investment Research Analysts Network (SIRAN), and is a previous Treasurer and Vice President of the Board of Directors of Harvest Cooperative Markets in Boston. Elizabeth holds a B.S. in Chemistry from the College of William and Mary, and a Master of Environmental Management from the Yale School of Forestry and Environmental Studies. She is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst charterholder.

Mitali Prasad, CFA	Trillium ESG Small/Mid Cap Fund (Portfolio Manager since 2019)
Mitali Prasad, CFA, Portfolio Manager, joined Trillium in 2016. She previously served as a portfolio manager and equity research analyst at Washington Capital Management, where she covered multiple industry sectors and managed MID and SMID GARP portfolios. She held similar portfolio manager and equity analyst roles at OFI Institutional (Oppenheimer Funds) and Babson Capital Management, where she started her career in 1994.
Mitali holds a Bachelor of Electronics and Telecommunications Engineering from the Delhi Institute of Technology in New Delhi, India and a Master of International Affairs from Columbia University in New York. She earned an M.B.A. from the Indian Institute of Management in Bangalore, India in 1991.
She is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society Boston, serving on its SRI committee from 2008 - 2010 and as Chair of its Value Investing committee from 2009-2013.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
James Madden, CFA	Trillium ESG Global Equity Fund (Portfolio Manager since inception)
James Madden, CFA, Portfolio Manager, has more than 20 years of experience in socially and environmentally responsible investing. He received his bachelor’s degree and MBA from the University of Wisconsin. James has been with the Adviser since January 1, 2015, and prior to that, he was with the Fund’s previous investment advisor, Portfolio 21 Investments, since 1991. He is a member of the CFA Institute and the Portland Society of Financial Analysts.

Matthew Patsky, CFA	Trillium ESG Global Equity Fund (Portfolio Manager since 2018)
Matthew Patsky, CFA, joined Trillium in 2009 and is CEO and portfolio manager. Matt began his career at Lehman Brothers in 1984 as a technology analyst. In 1989, while covering emerging growth companies for Lehman, he began to incorporate environmental, social and governance factors into his research, becoming the first sell side analyst in the United States to publish on the topic of socially responsible investing in 1994. As Director of Equity Research for Adams, Harkness & Hill, he built that firm’s powerful research capabilities in socially and environmentally responsible areas such as renewable energy, resource optimization, and organic and natural products. Matt was most recently at Winslow Management Company in Boston, where he served as director of research, chairman of the investment committee and portfolio manager for the Green Solutions Strategy and the Winslow Green Solutions Fund. He holds a Bachelor of Science in Economics from Rensselaer Polytechnic Institute and is a Chartered Financial Analyst charterholder.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Patrick Wollenberg, CEFA	Trillium ESG Global Equity Fund (Portfolio Manager since 2019)
Patrick Wollenberg, CEFA, Portfolio Manager, joined the Advisor in September 2018 with previous experience as a portfolio manager and equity research analyst for several Global and European equity funds at ING Investment Management and Robeco Asset Management, where he started his career in 1994. Immediately prior to joining Trillium, he was an Investment Director at John Hancock Investments (JHI), covering global, international, emerging markets and US equity funds for John Hancock. While at JHI, Patrick served as an ESG specialist at the firm, driving product development, content creation and client education. Patrick also served in due diligence roles at Merrill Lynch Global Wealth & Investment Management.
Patrick completed his Masters of Science (Honors) in Business Administration in 1992 and Masters of Science Economics (Honors) in 1994 from Erasmus University Rotterdam, The Netherlands. Patrick is a Certified European Financial Analyst.

The SAI provides additional information on the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Funds.

SHAREHOLDER INFORMATION
Pricing of Fund Shares
The Funds sell their shares at net asset value (NAV). The NAV is determined by dividing the value of the Funds’ securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Funds, including management, administration and other fees, which accrue daily. The Funds’ share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.
All shareholder transaction orders received in good form (as described below under “How to Buy Shares”) by U.S. Bancorp Fund Services, LLC, doing business as U. S. Bank Global Fund Services (“Transfer Agent”), the Funds’ transfer agent, or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV. Transaction orders received after 4:00 p.m. Eastern time will receive the next day’s NAV. The Funds’ NAV, however, may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). In certain cases, the Funds may make fair value determinations made as described below under procedures as adopted by the Board.
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Fair Value Pricing
Occasionally, reliable market quotations are not readily available, there may be events affecting the value of foreign securities, or other securities held by the Funds that occur when regular trading on a foreign exchange is closed, but before trading on the NYSE is closed (a “Significant Event”). Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other assets shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. The net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. To help determine whether a Significant Event has occurred with respect to securities traded principally in foreign markets for the Global Equity Fund, a third-party service provider has been engaged to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of trading on the NYSE.
Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies exist, the Funds may adjust their fair valuation procedures.
How to Buy Shares
To purchase shares of the Funds, you must make a minimum initial or subsequent investment as listed in the table below:
Minimum Investments

	To Open Regular Account	To Open Retirement or Tax-Deferred Account	To Open an Automatic Investment Plan	To Add to Your Account
Institutional Class	$100,000	$100,000	N/A	$1,000
Retail Class	$5,000	$1,000	$1,000	$100
You may purchase shares by completing an account application. Your order will not be accepted until the completed account application is received by the Funds or the Transfer Agent. Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Trillium Funds.” Account applications will not be accepted unless they are accompanied by payment in U.S. dollars drawn on a U.S. financial institution. The Funds do not accept payment in cash or money orders. To prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks or any conditional order or payment. If you pay with a check that does not clear, your purchase will be canceled. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part. The minimum investment requirements may be reduced from time to time by the Funds.
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The Funds have not registered shares for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
USA PATRIOT ACT. The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation. Please contact the Transfer Agent at 866.209.1962 if you need additional assistance when completing your account application.
If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected and you will not be allowed to perform a transaction in the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received. Only persons with a valid social security number or tax identification number and permanent U.S. street address may open accounts.
By Mail. To purchase Fund shares by mail, simply complete and sign an account application and mail it with a check made payable to Trillium Funds to:

For Regular Mail Delivery: Trillium Funds [Name of Fund] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	For Overnight Delivery: Trillium Funds [Name of Fund] c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
NOTE:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
If you are making a subsequent purchase, detach the Invest by Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to “Trillium Funds” to the Transfer Agent in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.
By Telephone. If you accepted telephone options on the account application, you may purchase additional shares by calling the Funds toll free at 866.209.1962. If your account has been open for at least 7 business days, telephone orders, in the amount of $1,000 or more, are acceptable via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If the Funds receive your order prior to 4:00 p.m. Eastern time, the Transfer Agent will purchase shares at the NAV
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next calculated on the day of your purchase order. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
By Wire
Initial Investment. If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent at 866.209.1962 to arrange with a service representative to submit your completed account application via overnight delivery or facsimile. Upon receipt of your account application, the Transfer Agent will establish an account for you and a service representative will contact you to provide you with an account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer agent at 866.209.1962.
Once your account is established, you may instruct your bank to initiate the wire using the instructions given by the service representative. Prior to sending the wire purchase, please contact the Transfer Agent at 866.209.1962 to advise of your wire and to ensure proper credit upon receipt. It is essential that your bank include the name of the Funds, your name and account number in all wire instructions.
Subsequent Investment. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please contact the Funds to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include the name of the Funds and your name and account number in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Funds.
Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
for further credit to [insert Fund name]
[shareholder name and account number]
Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing. Neither the Funds, or U.S. Bank N.A., the Funds’ custodian, are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may contact the Funds by telephoning toll free at 866.209.1962.
Through a Financial Intermediary. You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus. Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum. Please consult your Financial Intermediary for their account policies. Your order’s price will be at the Fund’s NAV next determined after a Financial Intermediary receives it. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records. The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in
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connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
Automatic Investment Plan (“AIP”) (Retail Class Shares Only). For your convenience, the Funds offer an AIP. Under the AIP, after your minimum initial investment, you authorize the Funds to withdraw the amount you wish to invest from your personal bank account on a monthly or quarterly basis. Each AIP investment must be $100 or greater. If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the account application and mail it to the Funds at the address listed under “Purchase by Mail”, or call the Transfer Agent at 866.209.1962 for additional information. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. Any request to change or terminate your participation in the AIP should be submitted to the Funds at least five calendar days prior to the automatic investment date. If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account. The Funds may terminate or modify this privilege at any time.
The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call 866.209.1962 for additional information regarding the Funds’ AIP.
Retirement Plans. The Funds offer an IRA plan. You may obtain information about opening an IRA account by calling 866.209.1962. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.
How to Sell Shares
In general, orders to sell or “redeem” shares may be placed directly with the Funds, the Transfer Agent or your Financial Intermediary. You may redeem part or all of your shares at the next determined NAV after the Funds receive your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE are treated as though received on the next business day.
By Mail. You may redeem your shares by simply sending a written request to the Transfer Agent. Please provide your account number and state whether you want some or all of your shares redeemed. All of the shareholders whose names appear on the account registration should sign the letter. Redemption requests will not become effective until the Transfer Agent receives all documents in good order. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration and a signature guarantee, if applicable. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Transfer Agent for further information concerning documentation required for redemption of Fund shares.
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For Regular Mail Delivery: Trillium Funds [Name of Fund] c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	For Overnight Delivery: Trillium Funds [Name of Fund] c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
NOTE:     The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax. Shares held in IRA accounts may be redeemed by telephone at 866.209.1962. Investors will be asked whether or not to withhold taxes from any distribution.
By Telephone and by Wire. If you accepted telephone options on the account application, you may redeem by telephone. You may redeem up to $100,000 in shares by calling the Transfer Agent at 866.209.1962 before the close of trading on the NYSE, normally 4:00 p.m., Eastern Time. The Transfer Agent will mail redemption proceeds to the address that appears on the Transfer Agent’s records. At your request, redemption proceeds will be wired or sent via electronic funds transfer through the ACH network to a pre-designated bank account. Redemption proceeds will be sent on the business day following the redemption of shares. There is a $15 wire charge for each wire, which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades. There is no charge when proceeds are sent via the ACH system; however, funds may not be available in your account for two to three days. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.
Once you place a telephone transaction, you cannot cancel or modify it after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, you may encounter longer than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. You may make your redemption request in writing.
Prior to executing an instruction received to redeem funds by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these telephone and wire redemption privileges at any time upon at least a 60-day notice to shareholders. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.
Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds. For redemptions through Financial Intermediaries, orders will be processed at the NAV next effective after receipt by the Fund or Financial Intermediary of the order.
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Please keep in mind that your Financial Intermediary may charge additional fees for its services. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
Systematic Withdrawal Plan – Retail Class Shares Only
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your account. The Funds may terminate the SWP at any time. You may also elect to change or terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.
A withdrawal under the plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, your account may ultimately be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Funds’ account application. Please call 866.209.1962 for additional information regarding the Funds’ SWP.
Redemption Fees (SMID Fund only). The Fund is intended for long-term investors. Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a 2.00% fee on the redemption or exchange of Fund shares held for 90 days or less. The Fund deducts the redemption fee from your proceeds and retains it for the benefit of long-term shareholders. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. In addition, the Fund retains the right to waive the redemption fee in circumstances it deems reasonable. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.
This fee does not apply to:
(1)shares purchased through reinvested dividends or capital gains;
(2)Fund redemptions under the Fund’s SWP;
(3)the redemption of shares previously purchased under an AIP;
(4)the involuntary redemption of low balance accounts;
(5)sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisers, certain wrap accounts and certain retirement plans;
(6)minimum required distributions from retirement accounts;
(7)premature distributions from retirement accounts due to the disability or health of the shareholder;
(8)redemptions resulting in the settlement of an estate due to the death of the shareholder;
(9)conversion of shares from one share class to another in the same Fund;
(10)taking out a distribution or loan from a defined contribution plan;
(11)to effect, through a redemption and subsequent purchase, an account registration change within the same Fund; or
(12)redemptions in connection with charitable investment pool accounts.

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Exchanging Shares
You may exchange all or a portion of your investment from one Trillium Fund to any other Trillium Fund in an identically registered account. Telephone requests to exchange shares can be made for a $5.00 exchange fee. Any new account established through an exchange will be subject to the minimum investment requirements described above. The Transfer Agent will execute exchanges based on the relative NAV of the shares exchanged. Your exchange is a sale of shares for federal income tax purposes, on which you may realize a taxable gain or loss subject to certain limitations on losses. Since an exchange is a sale of shares, redemption fees may apply. This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders. Call the Funds (toll-free) at 866.209.1962 to learn more about exchanges. Before exchanging into any other Fund, you should read its prospectus.

Account and Transaction Policies
Waiver or Reduction of Investment Minimum. Although not limited to the list below, the Adviser may waive or reduce the initial minimum investment in any of following circumstances:
•Retirement, defined benefit and pension plans with plan assets of at least $25 million;
•Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
•Institutional clients of the Adviser;
•Trustees and Officers of the Trust; and
•Employees of the Adviser and its affiliates and their immediate families (i. e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gifts or Transfers to Minors Act accounts naming qualifying persons).
Payment of Redemption Proceeds. The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Global Equity Fund will typically borrow money through the Fund’s line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. This delay will not apply if you purchased your shares via wire payment. Furthermore, there are certain times when you may be unable to sell the Funds’ shares or receive proceeds. Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days for:
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(1)any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;
(2)any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or
(3)such other periods as the SEC may permit for the protection of the Funds’ shareholders.
Redemption proceeds will be sent to the address of record. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If you request the Transfer Agent to send the proceeds of redemption to an address other than the address of record, or if you change the address of record within 30 days of the redemption request, the request must be in writing with your signature guaranteed.
Low Balance Accounts. The Funds may redeem the shares in your account if the value of your account is less than $5,000 because of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. The Transfer Agent will notify you that the value of your account is less than $5,000 before making an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Funds take any action.
Redemption In-Kind. The Funds have reserved the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption in-kind”). It is not expected that the Funds would do so except during unusual market conditions or if the redemption amount is large enough to affect the Funds’ operations (e.g., if it represents more than 1% of the Funds’ assets). A redemption in-kind is a taxable event to you. If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules. In addition to the possibility of a capital gain or loss, there is the additional risk of market loss to you until you receive the proceeds.
Signature Guarantees. Signature guarantees may be required for certain requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions.
A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•For all redemption requests in excess of $100,000;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•When requesting a change in ownership on your account; or
•When redemption proceeds are payable or sent to any person, address or bank account not on record.
In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication
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from a financial institution source. A notary public is not an acceptable signature guarantor. The Adviser also reserves the right to waive the signature guarantee requirement based upon the circumstances.
Householding. In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call 866.209.1962 to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.
Unclaimed Property/Lost Shareholder. It is important that each Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, a Fund will attempt to locate the investor or rightful owner of the account. If a Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 866.209.1962 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted a policy regarding excessive trading. The Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to detect and discourage abusive trading practices. These steps may include, among other things, monitoring trading activity, imposing redemption fees and using fair value pricing, under procedures as adopted by the Board when the Adviser determines that current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.
In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice. The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although the Funds have designed these efforts to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds
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cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries, pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies. However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RULE 12B-1, SHAREHOLDER SERVICING FEES AND OTHER PAYMENTS
Each Fund’s Retail Class shares have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of a Fund’s shares and services it provides to shareholders. The maximum amount of the fee authorized is 0.25% of a Fund’s average daily net assets annually. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in a Fund’s shares.
The SMID Fund has adopted a Shareholder Servicing Plan on behalf of the Retail Class. Under the Shareholder Servicing Plan, the Retail Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.10% of the Retail Class’s average daily net assets. The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.
In addition to paying fees under the Shareholder Servicing Plan, a Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.
The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
The Adviser or distributor, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund, including affiliates of the Adviser. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to a Fund’s shareholders. The Adviser or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS
The Funds will make distributions of dividends and capital gains, if any, at least annually. The Funds will make a distribution of any undistributed capital gains earned during the 12-month period ended October 31 on or about December 31 of each year. The Funds may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.
The Funds will reinvest all distributions in shares of the Funds unless you choose the following options: (1) receive dividends in cash; and/or (2) receive capital gains in cash. Dividends are taxable whether reinvested in additional shares or received in cash. If you wish to change your distribution option, write or call the Transfer Agent at least five days prior to the record date for the distribution. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current NAV and to reinvest all subsequent distributions.

TAX CONSEQUENCES
The Funds have elected and intend to continue to qualify to be taxed as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI. The Funds generally operate in a manner such that they will not be liable for federal income or excise taxes on taxable income and capital gains distributed to shareholders. The Funds intend to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain depending on the source of the Funds’ income. The Funds’ distributions of short-term capital gains are taxable to you as ordinary income. The Funds’ distributions of long-term capital gains are taxable to you as long-term capital gains. The rate you pay on capital gains distributions from the Funds will depend on how long the Funds held the securities that generated the gains, not how long you owned your Fund shares. There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategy. A portion of the dividends paid to you by the Funds may be qualified dividends eligible for taxation at long-term capital gain rates. An additional 3.8% federal tax on net investment income applies to taxpayers with adjusted gross incomes above $200,000 for single filers and $250,000 for married joint filers. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
Dividends declared by the Funds in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year will be treated as paid in December for tax purposes. Each year, you will receive a statement that shows the tax status of distributions you received the previous year.
All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return of your investment.
Sale of your Fund shares is considered a taxable event for you. Depending on the purchase and sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Funds must withhold as backup withholding a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.
Additional information concerning the taxation of the Funds and their shareholders is contained in the Statement of Additional Information. Because each person’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

FINANCIAL HIGHLIGHTS
The following tables show the Global Equity Fund’s and SMID Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm. Its report and the Funds’ financial statements are included in the Annual Report to shareholders for the most recent fiscal period ended June 30, which is available upon request.
36

Trillium ESG Global Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
Retail Class

	Year Ended June 30,
	2020	2019	2018	2017	2016
Net asset value,
beginning of year	$44.81	$43.21	$39.44	$35.06	$37.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.10	0.23	0.30	0.27	0.22
Net realized and unrealized
gain (loss) on investments	2.19	3.09	4.52	5.71	(0.23)
Total from investment operations	2.29	3.32	4.82	5.98	(0.01)
LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.24)	(0.25)	(0.17)	(0.27)	(0.16)
Distributions from
net realized gain	(0.87)	(1.47)	(0.88)	(1.33)	(1.88)
Total distributions	(1.11)	(1.72)	(1.05)	(1.60)	(2.04)
Net asset value, end of year	$45.99	$44.81	$43.21	$39.44	$35.06
Total return	5.02%	8.52%	12.28%	17.73%	0.11%
SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$217.8	$239.3	$242.4	$235.9	$256.1
Portfolio turnover rate	11%	16%	12%	19%	23%
SUPPLEMENTAL DATA:
Ratio of expenses
to average net assets	1.30%	1.33%	1.34%	1.33%	1.33%
Ratio of net investment income
to average net assets	0.22%	0.55%	0.70%	0.73%	0.63%

1Calculated using the average shares outstanding method.

37

Trillium ESG Global Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
Institutional Class

	Year Ended June 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$44.61	$43.05	$39.34	$34.97	$37.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.22	0.37	0.43	0.36	0.32
Net realized and unrealized
gain (loss) on investments	2.20	3.03	4.50	5.70	(0.25)
Total from investment operations	2.42	3.40	4.93	6.06	0.07
LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.36)	(0.37)	(0.34)	(0.36)	(0.27)
Distributions from
net realized gain	(0.87)	(1.47)	(0.88)	(1.33)	(1.88)
Total distributions	(1.23)	(1.84)	(1.22)	(1.69)	(2.15)
Net asset value, end of year	$45.80	$44.61	$43.05	$39.34	$34.97
Total return	5.34%	8.81%	12.59%	18.04%	0.34%
SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$360.6	$319.9	$261.9	$224.5	$172.7
Portfolio turnover rate	11%	16%	12%	19%	23%
SUPPLEMENTAL DATA:
Ratio of expenses
to average net assets	1.03%	1.05%	1.07%	1.08%	1.08%
Ratio of net investment income
to average net assets	0.49%	0.87%	1.00%	0.97%	0.91%

1Calculated using the average shares outstanding method.

38

Trillium ESG Small/Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period
Institutional Class

								Period Ended
	Year Ended June 30,							June 30,
	2020	2019		2018		2017		2016	[1]
Net asset value,
beginning of year/period	$12.36	$12.97		$11.46		$9.74		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.04	0.05		(0.00)	[3]	0.00	[3]	0.01
Net realized and unrealized
gain (loss) on investments	(0.90)	(0.13)		1.73		1.89		(0.27)
Total from investment operations	(0.86)	(0.08)		1.73		1.89		(0.26)
LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.05)	(0.02)		—		(0.01)		—
Distributions from
net realized gain	(0.45)	(0.51)		(0.22)		(0.16)		—
Total distributions	(0.50)	(0.53)		(0.22)		(0.17)		—
Proceeds from redemption fees	0.01	0.00	[3]	0.00	[3]	0.00	[3]	0.00	[3]
Net asset value, end of year/period	$11.01	$12.36		$12.97		$11.46		$9.74
Total return	(7.34)%	0.32%		15.14%		19.48%		(2.60)%	[4]
SUPPLEMENTAL DATA:
Net assets, end of year/period
(000’s omitted)	$14.0	$19.9		$17.0		$8.4		$3.5
Portfolio turnover rate	35%	27%		19%		27%		11%	[4]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	1.93%	1.85%		2.19%		4.53%		11.08%	[5]
After fees waived/recouped
and expenses absorbed	0.98%	0.98%		0.98%		0.98%		0.98%	[5]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	(0.61)%	(0.47)%		(1.21)%		(3.59)%		(9.99)%	[5]
After fees waived/recouped
and expenses absorbed	0.34%	0.40%		0.00	3	(0.04)%		0.11%	[5]
1The Fund commenced operations on August 31, 2015. Information presented is for the period from August 31, 2015 to June 30, 2016.
2Calculated using the average shares outstanding method.
3Does not round to $0.01 or $(0.01), as applicable.
4Not Annualized.
5Annualized.
39

PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

You can find more information about the Funds in the following documents:
Statement of Additional Information (“SAI”): The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the most recent fiscal year.
You can obtain free copies of these documents, request other information and discuss your questions about the Funds by contacting the Funds at:
Trillium Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
866.209.1962
http://www.trilliummutualfunds.com
Shareholder reports and other information about the Funds are available:
▪Free of charge from the Funds’ website at http://www.trilliummutualfunds.com.
▪Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
▪For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
October 31, 2020
Trillium ESG Global Equity Fund
Institutional Class Ticker: PORIX
Retail Class Ticker: PORTX

Trillium ESG Small/Mid Cap Fund
Institutional Class Ticker: TSMDX
*Retail Class Ticker: TBD
*Retail class shares are not available at this time

Trillium Asset Management, LLC
Two Financial Center
60 South Street, Suite 1100
Boston, Massachusetts 02111
1.800.548.5684
www.trilliummutualfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated October 31, 2020, as may be revised, of Trillium ESG Small/Mid Cap Fund (the “SMID Fund”) and Trillium ESG Global Equity Fund (the “Global Equity Fund”) (each a “Fund,” and together, the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”). This SAI is incorporated by reference into the Funds’ Prospectus dated October 31, 2020. Trillium Asset Management, LLC (the “Adviser”) is the investment Adviser to the Funds. Copies of the Prospectus are available at www.trilliummutualfunds.com or by calling the number listed above.

The Funds’ most recent Annual Report to shareholders is available, without charge, upon request by calling the number listed above. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated June 30, 2020 as filed with the Securities and Exchange Commission (“SEC”).

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

The SMID Fund commenced operations on August 31, 2015.

Retail Class shares of the Global Equity Fund commenced operations on September 30, 1999. Institutional Class shares of the Global Equity Fund commenced operations on March 30, 2007.

The Funds are managed by Trillium Asset Management, LLC (“Trillium”). Prior to January 1, 2015, the Global Equity Fund was managed by Portfolio 21 Investments (“Portfolio 21”). On December 31, 2014, Trillium completed a transaction with Portfolio 21, which resulted in Trillium acquiring certain assets of Portfolio 21.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at http://www.sec.gov.

INVESTMENT POLICIES AND RISKS

The Funds are diversified. This means that for 75% of its total assets, each Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the outstanding voting shares of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

The following information supplements the discussion of each Fund’s investment objective and policies as set forth in its Prospectus. The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Equity Securities

The Funds may invest in equity securities consistent with each Fund’s investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of small- and medium-sized companies. Such companies have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of these securities when held by a Fund. As a result, as compared to larger-sized companies, the performance of smaller-sized companies can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of that company’s common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities
The Funds may invest in convertible securities. Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Other Investment Companies

The Funds may invest in the securities of other registered investment companies, including money market mutual funds, in accordance with the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Funds each currently intend to limit their investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) a Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to the fund of funds (e.g., 8.5%).

Exchange-Traded Funds
Each Fund may also invest in shares of exchange-traded funds (“ETFs”). ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities. An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and a Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value. Investors in the Fund should be aware that index-based ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF, but will instead purchase and sell shares on the secondary market.

Real Estate Investment Trusts

The Funds may invest in shares of real estate investment trusts (“REITs”). REITs are companies that develop, own or finance real estate. Most REITs specialize in commercial property like apartments, offices, malls, clinics and warehouses. Some REITs specialize in a city or region. Some REITs finance real estate transactions by making loans or buying mortgages.

Risks Relating to REITs. REITs and real estate operating companies may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders. The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

    Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Foreign Securities

Foreign Investments and Currencies.
Among the means through which the Funds may invest in foreign securities is the purchase of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). The Global Equity Fund may invest without limit in the securities of foreign issuers (“foreign securities”), including sponsored and unsponsored American Depositary Receipts (“ADRs”). The SMID Fund may invest up to 20% of its total assets in securities of foreign issuers, including depositary receipts.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

Emerging Markets
In addition, the Global Equity Fund may invest without limit in foreign securities of companies that are located in developing or emerging markets (including frontier markets). Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Foreign Country Concentration
From time to time, a Fund may invest a significant portion of its assets in the securities of a single country or region. Substantial investment in a single country or region will subject the Fund, to a greater extent, to the risks associated with investments in that region or country. The Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Foreign Taxation
Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund, under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

Foreign Currency Transactions
Investments in foreign companies will usually involve currencies of foreign countries. To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces. To the extent the Funds invest in securities denominated in foreign currencies, the Funds will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Funds to the risk of fluctuating currency exchange rates pending settlement.

Although the Global Equity Fund has no present intent of conducting foreign currency contracts, the Fund may, in the future, conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract.

The Global Equity Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund will not enter into forward contracts for speculative purposes. The Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s investment securities or other assets denominated in that currency.

At or before settlement of a forward currency contract, the Global Equity Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Risks of Foreign Currency Transactions
Foreign currency transactions involve certain costs and risks. The Global Equity Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency. The Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

In addition, there is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European or other foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Funds’ investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (also known as “Brexit”) and on March 29, 2017, the United Kingdom gave its formal notice of withdrawal from the EU to the European Commission. On January 31, 2020, the United Kingdom officially withdrew from the EU and the two sides entered into a transition phase until December 31, 2020 where the United Kingdom will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. During the transition phase, the United Kingdom and EU will seek to negotiate and finalize a new trade deal. It is possible that the transition date could be extended for up to two years. While the outcome of negotiations for a new trade deal is uncertain, the impact on the United Kingdom and EU and the broader global economy is still unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of the Fund’s investments that economically tied to the United Kingdom or the EU, and could have an adverse impact on the Fund’s performance.

Initial Public Offerings

The Funds may purchase equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the Funds may hold securities purchased in an IPO for a very short period of time. As a result, a Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time, or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Trillium Funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. There can be no assurance that investments in IPOs will improve a Fund’s performance.

Borrowing

Currently, the 1940 Act permits a Fund to borrow money from banks in amounts of up to one-third of a Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund's net investment income in any given period.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.

Securities Lending

The Global Equity Fund has received Board approval to lend up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities, or irrevocable bank letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

The SMID Fund reserves the right, pending receipt of Board approval, to lend securities from their portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

There is a risk that a Fund will incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, neither Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, a Fund will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund. All investments made with the cash collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.

Any loans of portfolio securities are fully collateralized based on values that are marked‑to‑market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral, except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Short-Term Instruments

The Global Equity Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc.©, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

The SMID Fund may invest in short-term money market instruments issued in the United States or abroad (e.g., Australia, Canada, etc.), denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

The SMID Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g., the European Currency Unit).

Temporary or Cash Investments
    The Funds may take temporary defensive measures that are inconsistent with a Fund’s normal investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) cash and cash equivalents, (2) short-term debt securities and (3) money market instruments. In the event a Fund uses a money market fund for its cash position, there will be some duplication of expenses because a Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Special Risks Related to Cyber Security
Each Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the SMID Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (2) more than 50% of the outstanding shares of the Fund. The Fund may not:

1.Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements (which is a form of borrowing), borrowing, and certain other leveraging transactions. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans;

2.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or groups of industries (other than U.S. government securities);

4.Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

6.Make loans (except purchases of debt securities consistent with the investment policies of the Fund). For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

7.Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, provided that up to 25% of the value of its assets may be invested without regard to this limitation.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by a Fund will not be considered a violation of the Fund’s investment restrictions.

The Trust (on behalf of the Global Equity Fund) has adopted the following restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

3.Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings and only with respect to 33 1/3% of its assets.

4.Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (This restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

5.Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

6.Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

7.Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except that this restriction does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

8.With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Funds’ portfolio turnover rate for the following fiscal years is shown in the table below. See “Execution of Portfolio Transactions and Brokerage.”

	2020	2019
Global Equity Fund	11%	16%
SMID Fund	35%	27%

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies that govern the timing and circumstances of disclosure of portfolio holdings of the Funds. The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Funds (the “Adviser’s Policy”). Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, distributor or any other affiliated person of the Funds, their Adviser or their distributor. After due consideration, the Adviser and the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds’ and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Funds shareholders and in the quarterly holdings report on Part F of Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at http://www.sec.gov. In addition, the Funds also discloses its complete holdings and certain other portfolio characteristics on the Funds’ website at www.trilliummutualfunds.com generally within 30 days after each month-end. The month-end holdings for the Funds will remain posted on the Funds’ website until updated the following month-end. Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website. In addition, a Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Adviser, Funds or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. This duty of confidentiality also includes a prohibition on trading on non-public information. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose, and the third-party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since November 2018.	Former owner of a registered investment adviser, Productive Capital Management, Inc.; formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisers LLC in 2009); formerly Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	2	Independent Director, Muzinich BDC, Inc. (August 2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (21 series); Independent Trustee for the AmericaFirst Quantitative Funds (2012 to 2016).
Wallace L. Cook (born 1939) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc. (international consumer products conglomerate).	2	Trustee, The Dana Foundation.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since September 2011. Indefinite Term; Since August 2019.	Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC.	2	Independent Director, Muzinich BDC, Inc. (August 2019 to present); Interested Trustee and Chairperson, Tidal ETF Trust (2018 - Present) (8 series); Former Interested Trustee, Direxion Funds (22 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).
Carl A. Froebel (born 1938) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	2	None.
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	2	Independent Director, Muzinich BDC, Inc. (August 2019 to present); Independent Trustee, AMG Funds (49 series); Advisory Board Member, Sustainable Growth Advisers, LP.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since June 2020.	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC(global investment management firm) (2006- 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (financial advisor); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (financial advisor).	2	Independent Trustee, PNC Funds (2018-2019) (32 series); Interested Trustee, RidgeWorth Funds (2014-2017) (35 series); Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016-present); Board of Directors, World Methodist Council, Investment Committee (2018-present).
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Senior Vice President, U.S. Bank Global Fund Services, since July 2007.	Not Applicable.	Not Applicable.
Carl G. Gee, J.D. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Secretary	Indefinite Term; Since March 2020.	Assistant Vice President, U.S. Bank Global Fund Services, since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).	Not Applicable.	Not Applicable.
Aaron J. Perkovich (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Vice President Treasurer	Indefinite Term; Since March 2017. Indefinite Term; Since August 2016.	Vice President, U.S. Bank Global Fund Services, since June 2006.	Not Applicable.	Not Applicable.
Cory Akers (born 1978) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2017.	Assistant Vice President, U.S. Bank Global Fund Services, since October 2006.	Not Applicable.	Not Applicable.
Melissa Breitzman (born 1983) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Officer, U.S. Bank Global Fund Services, since June 2005.	Not Applicable.	Not Applicable.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services, since November 2007.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer, Anti-Money Laundering Officer, Vice President	Indefinite Term; Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services, since August 2004.	Not Applicable.	Not Applicable.
1.All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
2.Under the terms of the Board's retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021.)
3.The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Nominating and Governance Committee, an Audit

Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is entirely comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Vice Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his substantial investment and executive experience through his investment consulting business, his position as a Trustee of several investment trusts (including private investment trusts) and his ongoing responsibility for investing the assets of a major foundation, as well as his former positions as Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial adviser) and senior vice president of a Fortune 500 company. Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to mutual funds and alternative investment products. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former position as Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisers and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems). Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council.  He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of Ridgeworth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts) and his ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as his ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has three standing committees: the Nominating and Governance Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating and Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee has appointed Independent Trustee Kathleen Barr as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Nominating and Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust no later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating and Governance Committee met twice during the Funds’ last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ pricing and financial reporting. The Audit Committee met once with respect to the Global Equity Fund and SMID Fund during the Funds’ last fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Funds’ last fiscal year.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff and certain Trust officers and is overseen by the Trustees. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee did not meet with respect to the Funds during the Funds’ last fiscal year.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2019.

Name	Dollar Range of Global Equity Fund Shares	Dollar Range of SMID Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Kathleen T. Barr	None	None	Over $100,000
Wallace L. Cook	None	None	Over $100,000
Eric W. Falkeis	None	None	Over $100,000
Carl A. Froebel	None	None	$10,001 - $50,000
Steven J. Paggioli	None	None	Over $100,000
Ashi S. Parikh	None	None	None

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Funds’ principal underwriter or any of its affiliates.

Compensation

Effective January 1, 2020, Independent Trustees were due to receive an annual retainer of $142,000 allocated among each of the various portfolios comprising the Trust. Prior to January 1, 2020, the annual retainer was $135,000. Due to the sharp market sell-off and in light of the uncertain impact surrounding the novel COVID-19 pandemic, the Board determined to temporarily waive its fee increase until September 1, 2020. The Chairperson of the Board receives an additional annual retainer of $21,000 also allocated among each of the various portfolios comprising the Trust. Independent Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each board meeting attended. These reimbursements are allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the estimated and actual rates of compensation to be received by the following Independent Trustees for the fiscal period ended June 30, 2020.

Name of Person/Position	Aggregate Compensation From the SMID Fund	Aggregate Compensation from the Global Equity Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Independent Trustee	$2,470	$4,110	None	None	$6,580
Dorothy Berry, Independent Trustee(2)	$1,131	$1,696	None	None	$2,827
Wallace L. Cook, Independent Trustee	$2,470	$4,110	None	None	$6,580
Eric W. Falkeis, Independent Trustee	$2,940	$4,581	None	None	$7,521
Carl A. Froebel, Independent Trustee	$2,470	$4,110	None	None	$6,580
Steven J. Paggioli, Independent Trustee	$2,470	$4,110	None	None	$6,580
Ashi S. Parikh, Independent Trustee(3)	$616	$1,028	None	None	$1,644

(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal year ended June 30, 2020, Trustees’ fees and expenses in the amount of $776,564 were incurred by the Trust.
(2)Ms. Berry received compensation from the Trust prior to her death on August 5, 2019.
(3)Prior to his election as a Trustee, Mr. Parikh was paid as a consultant to the Trust between January 1, 2020 through June 17, 2020.

Codes of Ethics

The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by a Fund. The Distributor, as defined below, relies on the principal underwriter's exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies (as defined below) and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. The Adviser has also adopted the following Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”).

The Adviser recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also expect that companies in which they invest conduct their business in a socially and environmentally responsible manner. Trillium’s proxy voting guidelines are designed to promote best financially and socially responsible practices wherever possible.

The Adviser has adopted proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. On matters relating to corporate governance, executive compensation, and corporate structure, voting guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.

The Adviser’s policy is to resolve any conflicts of interest to the clients’ benefit. The Adviser’s Investment Committee is consulted if a question or potential conflict arises between the Adviser and its client. The Adviser also uses its proxy administrator, Institutional Shareholder Services (ISS), to vote proxies according to specific, pre-determined guidelines. The retention of ISS is one way in which the Adviser resolves potential conflicts between its interests and those of its clients.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year. Form N-PX for each Fund will be available without charge, upon request, by calling toll-free 866.209.1962 and on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of September 30, 2020, the Trustees as a group did not own more than 1% of the outstanding shares of the SMID Fund and Global Equity Fund. As of September 30, 2020, the following shareholders were considered to be either a control person or principal shareholder of the Global Equity Fund and SMID Fund:
Control Persons of the Global Equity Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account Attn: Mutual Funds Department 211 Main Street San Francisco, CA 94105-1905	30.02%	Record

Principal Holders of the Global Equity Fund – Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody Account Attn: Mutual Funds Department 211 Main Street San Francisco, CA 94105-1905	30.47%	Record
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310	25.09%	Record
LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-3091	9.80%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	8.68%	Record
Wells Fargo Clearing Services, LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	6.88%	Record

Principal Holders of the Global Equity Fund – Retail Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab Co., Inc. Special Custody Account Attn: Mutual Funds Department 211 Main Street San Francisco, CA 94105-1905	29.25%	Record
National Financial Services, LLC For The Sole Benefit Of Its Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-2010	17.68%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	8.06%	Record
TD Ameritrade Inc. For The Exclusive Benefit Of Its Clients P.O. Box 2226 Omaha, NE 68103-2226	7.53%	Record

Control Persons of the SMID Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab Co., Inc. Special Custody Account Attn: Mutual Funds Department 211 Main Street San Francisco, CA 94105-1905	74.10%	Record

Principal Holders of the SMID Fund – Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab Co., Inc. Special Custody Account Attn: Mutual Funds Department 211 Main Street San Francisco, CA 94105-1905	74.10%	Record
National Financial Services, LLC 499 Washington Boulevard Jersey City, NJ 07310	12.76%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.62%	Record

THE FUNDS’ INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Funds by Trillium Asset Management, LLC, the Adviser, pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser’s address is Two Financial Center, 60 South Street, Suite 1100, Boston, Massachusetts 02111. Trillium is a wholly-owned subsidiary of Perpetual US Holding Company, Inc., a subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company that has been serving Australians since 1886.

After the initial two year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of each Fund on not more than 60 days’, or less than 30 days’, written notice to the Adviser when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’, or less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreements for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment advisory fee from each Fund computed daily and paid monthly, at an annual rate of 0.75% of the SMID Fund's average daily net assets and 0.85% of the Global Equity Fund's average daily net assets, as specified in the Funds' Prospectus. However, the Adviser may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis.

The Global Equity Fund’s accrued advisory fees and waived fees for the following fiscal years are shown in the table below.

Fiscal Year Ended,	Fees Accrued	Fees Waived	Total Fees Paid to Trillium
June 30, 2020	$4,791,275	$0	$4,791,275
June 30, 2019	$4,502,862	$0	$4,502,862
June 30, 2018	$4,455,077	$0	$4,455,077

The SMID Fund’s accrued advisory fees and waived fees for the following fiscal period are shown in the table below.

Fiscal Year Ended,	Fees Accrued	Fees Waived	Total Fees Paid to Trillium
June 30, 2020(1)	$137,835	$137,835	$0
June 30, 2019	$137,695	$137,695	$0
June 30, 2018	$103,347	$103,347	$0
(1)    The Adviser paid expenses of the SMID Fund in the amount of $63,019; $21,402 and $35,929 for the fiscal years ended
June 30, 2018, 2019 and 2020, respectively.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, tax, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit the SMID Fund’s Total Annual Fund Operating Expenses (the “Expense Cap”). For the SMID Fund, the Expense Cap is 0.98%. The Expense Cap for the SMID Fund will remain in effect through at least October 31, 2021 as shown in the Example contained in the Prospectus and may continue thereafter for an indefinite period, as determined by the Board. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses paid. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

PORTFOLIO MANAGERS

Laura McGonagle, Elizabeth Levy, and Mitali Prasad are responsible for the day-to-day management of the SMID Fund, while James Madden, Matthew Patsky and Patrick Wollenberg are responsible for the day-to-day management of the Global Equity Fund. The portfolio managers did not manage any performance-based assets. The following provides information regarding other accounts managed by each portfolio manager as of June 30, 2020. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Elizabeth Levy	1	$26.702 million	0	$0	666	$932 million
James Madden	0	$0	0	$0	0	$0 million
Laura McGonagle	0	$0	0	$0	139	$159.8 million
Matthew Patsky	0	$0	1	$5.183 million	0	$0
Mitali Prasad	0	$0	0	$0	0	$0
Patrick Wollenberg	0	$0	0	$0	0	$0

Portfolio Managers’ Compensation. Portfolio managers are compensated with base salaries and bonuses consistent with industry standards. Salaries are not based on the performance of the Funds or their overall net assets. Portfolio managers each receive a bonus based on a combination of quantitative and qualitative assessments of the Portfolio Manager’s performance/contribution to the firm in addition to the Adviser’s profitability. The Adviser also allows the employees to participate in a profit-sharing plan, which receives a discretionary annual contribution from the Adviser’s income stream. The profit-sharing is contributed to the employees’ 401(k). From time to time, senior employees may receive the opportunity to purchase ownership interest in the advisory firm and may receive dividends associated with such interest.

Portfolio Managers’ Ownership Interest in the Funds.

The following indicates the dollar range of beneficial ownership of the Funds’ shares by the portfolio managers as of June 30, 2020:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	Global Equity Fund	SMID Fund
Elizabeth Levy	$10,001-$50,000	$10,001-$50,000
James Madden	Over $1,000,000	None
Laura McGonagle	None	$100,001 - $500,000
Matthew Patsky	$10,001 - $50,000	$10,001 - $50,000
Mitali Prasad	None	None
Patrick Wollenberg	$10,001 - $50,000	None

Managing Conflicts of Interest. Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio managers of the Funds may be presented with potential conflicts of interests in the allocation of investment opportunities, the allocation of their time and investment ideas and the allocation of aggregated orders among the Funds’ accounts and other accounts managed by the portfolio managers, affiliated client accounts, and any accounts in which the portfolio managers may have personal investments. As described above, the portfolio managers participate in the profit-sharing plan and therefore are entitled to earnings proportionate to their respective ownership interests in the plan. The Adviser believes such inherent conflicts of interest in managing accounts for various clients are controlled and mitigated by the Adviser’s Trade Allocation Policy, Code of Ethics and other compliance policies and procedures to which the portfolio managers are subject.

SERVICE PROVIDERS

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of a Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Funds, a fee based on the Funds’ current average daily net assets. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, Fund Services provides CCO services to the Trust under a separate agreement. The cost for the CCO’s services is charged to the Funds and approved by the Board annually.

The table below shows the amount of administration fees paid by the Global Equity Fund to Fund Services for the years shown.

Fiscal Year Ended,	Administration Fee Paid
June 30, 2020	$311,723
June 30, 2019	$282,128
June 30, 2018	$278,048

The table below shows the amount of administration fees paid by the SMID Fund to Fund Services for the period shown.

Fiscal Year Ended,	Administration Fee Paid
June 30, 2020	$45,112
June 30, 2019	$45,052
June 30, 2018	$45,278

Custodian

U.S. Bank N.A., is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides services for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services and U.S. Bank N.A. are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania, 19102, is the independent registered public accounting firm providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.

Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust.

Securities Lending Activities

The Global Equity Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank N.A. serves as the Fund’s securities lending agent. For the most recent fiscal year ended June 30, 2020, the Global Equity Fund’s securities lending activities resulted in the following:

Global Equity Fund
Gross income from securities lending activities:	$49,683.67
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(6,636.14)
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebates (paid to borrower)	$(31,719.51)
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities:	$(38,355.65)
Net income from securities lending activities:	$11,328.02

U.S. Bank N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute a Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors, such as the research and other services provided by the broker-dealer. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

In accordance with Section 28(e) under the Securities and Exchange Act of 1934, the Adviser is permitted to cause the Funds to pay a higher commission to a broker-dealer that provides it with brokerage and research services in a “soft-dollar” arrangement, even if the services it receives in exchange are not directly useful to the Fund and may be useful to the Adviser in advising other clients. The Adviser may do this when it determines in good faith that the higher commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker. In selecting brokers, the Adviser seeks competitively-priced brokerage services where the broker-dealer can provide value-added, company-specific, and thematic industry research, including meetings with management and conferences. However, if the Adviser were to obtain research products or services through “soft dollar” arrangements, there would be a conflict between the Adviser’s interests and clients’ interests because the Adviser would not have to pay for the research, research products and services that are paid for with soft-dollar credits. In such case, the Adviser would mitigate this conflict of interest by periodically examining the value of the services provided by the brokers with whom it does business and the amount of brokerage given to these brokers as opposed to execution-only brokers. Currently, the Adviser does not pay soft dollar commissions, but rather it does obtain research from brokers with whom they trade.

Often, identical securities will be acceptable for both a Fund and one or more of the Adviser’s client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual fund seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual fund simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between such Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of a Fund for their customers.

The table below shows the amount of brokerage commission paid by the Global Equity Fund and SMID Fund with respect to transactions for the fiscal years shown.

Brokerage Fees Paid
	June 30, 2020	June 30, 2019	June 30, 2018
Global Equity Fund	$46,602	$62,715	$46,778
SMID Fund	$11,168	$8,002	$7,373

At the close of the most recent fiscal year, the Global Equity Fund and the SMID Fund did not own any securities of their regular broker-dealers.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. The Funds, each a separate series of the Trust, vote separately on matters affecting only the Funds (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded;

(2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded on U.S. national or foreign securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations, including short-term debt obligations having a maturity of less than 60 days, are valued at the mean evaluated price supplied by a pricing service.

The securities in a Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

The Funds may invest in foreign securities, and as a result, the calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund’s securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

    For foreign securities traded on foreign exchanges the Trust has selected ICE Data Service’s Fair Value Information Services ("FVIS") to provide pricing data with respect to foreign security holdings held by the Global Equity Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Global Equity Fund’s securities traded on those foreign exchanges. The Global Equity Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Global Equity Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectuses regarding the purchase and redemption of Fund shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is its NAV. Shares are purchased at the public offering price next determined after Fund Services receives your order in proper form as discussed in the Funds’ Prospectuses. In order to receive that day’s public offering price, Fund Services must receive your order in proper form before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of a Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of a Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading. The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Global Equity Fund will typically borrow money through the Fund’s line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

A Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase. As with all investments, the purchase of shares in the Funds involves the risk of loss.

Telephone Redemptions

Shareholders with telephone transactions privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiry by telephone from a person claiming to be the shareholder, a Fund or its authorized agent may carry out the instructions and/or respond to the inquiry, consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

Fund Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine. If Fund Services fails to employ reasonable procedures, a Fund and Fund Services may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact Fund Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Fund Services by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus or contact your investment representative. Telephone redemption privileges may be modified or terminated without notice.

Redemptions In-Kind

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of that Fund. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution-in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. Distributions in-kind are taxable events for shareholders.

A Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, based on its entire portfolio securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the 1933 Act, as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income of each Fund and distributions from net profits from the sale of securities are generally made annually. Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve months ended October 31 of each year will also be distributed by December 31 of each year.

In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions made during the previous year. The form and character of each distribution will be specified by the Fund in a notice to shareholders.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Funds have elected and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Code and to comply with all applicable requirements regarding the source of their income, diversification of their assets and the timing and amount of their distributions. It is the Funds’ policy to distribute to their shareholders all of the Funds’ net taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code so that the Funds will not be subject to any federal income tax or excise taxes based on net income. However, the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes. To avoid the nondeductible excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of their ordinary income for such year, (2) at least 98.2% of the excess of their realized capital gains over their realized capital losses for the one-year period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal excise tax. If a Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls

(by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s net taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

A Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund. As of June 30, 2020, there were no capital loss carryovers for the Global Equity Fund or the SMID Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible under current law for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year. In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of the Funds’ gross income and that, accordingly, part of the distributions by the Funds may be eligible for treatment as qualified income for individual shareholders and for the dividends-received deduction for corporate shareholders. However, the portion of the Funds’ gross income attributable to qualifying dividends is largely dependent on the Funds’ investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction, if any, may be reduced or eliminated if Fund shares held by an individual investor are held less than 61 days, or if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph. There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing an individual shareholder’s liability for the alternative minimum tax. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Funds must report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of portfolio shares may be subject to withholding of federal income tax at the rate set under Section 3406 of the Code for U.S. residents in the case of non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (1) required to include in their gross income their pro rata share of the Funds’ foreign source income (including any foreign income taxes paid by the Funds), and (2) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Funds at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Funds) to be included in their income tax returns. If not more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by a Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses. Different elections are available to the Funds that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Funds at the end of the taxable year generally will be required to be “marked-to-market” for federal income tax purposes; that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Funds. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of a Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on your Fund’s ordinary income distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to ordinary income distributions from the Funds. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect of amounts withheld under FATCA. You should consult your tax adviser regarding the effect of FATCA based on your individual circumstances.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates, the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court with the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on a Fund’s distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.

The advice herein was prepared for the Funds. The Funds do not plan seek a ruling from the Internal Revenue Service on any tax issues with respect to the Funds or their investors. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax adviser.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (“Quasar”), serves as principal underwriter and distributor for shares of the Funds in a continuous public offering of each Fund’s shares. Pursuant to a distribution agreement between each Fund and Quasar, Quasar provides certain administration services and promotes and arranges for the sale of each Fund’s shares. Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA.

The distribution agreement continues in effect for periods not exceeding one year if approved at least annually by (1) the Board or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (2) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon a 60-day written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

RULE 12B-1 DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act on behalf of its Retail Class shares under which the Retail Class pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. Amounts paid under the Plan, by each Fund, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Shares for the costs of the services provided and the expenses borne in the distribution of a Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to a Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding a Fund and providing other services to a Fund as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor, in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of a Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The table below shows the 12b-1 payments paid by the Retail Class shares of the Global Equity Fund pursuant to the Plan for the fiscal year ended June 30, 2020.

12b-1 Payments Paid
$511,839

Of this amount, payments were made for the following activities:

Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses (Travel)	Interest, carrying or other financing charges
$0	$0	$0	$511,839	$0	$0	$0

Shareholder Servicing Plan –SMID Fund (Retail Shares)

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust and established by the SMID Fund with respect to the Retail shares of the Fund, the Adviser is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”). Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, the Fund pays the Adviser a fee of up to 0.10% annually of the Fund’s Retail shares’ average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship or $22 per account.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes. The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

Sub-Accounting Service Fees

    In addition to the fees that a Fund may pay to its Transfer Agent, the Board has authorized the Fund to pay service fees, at the annual rate of up to 0.10% of applicable average net assets or $22 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Any sub-accounting fees paid by a Fund are included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

The Global Equity Fund pays certain financial intermediaries fees for sub-accounting services or other shareholder services. For the twelve-month period ended December 31, 2019, the Global Equity Fund paid $113,801 for sub-accounting services.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments

Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and their sales representatives. The Adviser may make cash payments to Financial Intermediaries for providing shareholder servicing, marketing and support and/or access to sales meetings, sale representatives and management representatives of the Financial Intermediaries. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Funds’ shareholders.

Entertainment, Conferences and Events

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser may pay for exhibit space or sponsorships at regional or national events of financial intermediaries.

During the Funds' fiscal year, the following financial intermediaries amounts were paid out of by the Adviser’s revenues:

Organization or Entity
Charles Schwab & Company, Inc.
National Financial Services, LLC
Pershing, LLC
TD Ameritrade, Inc.
MSCS Financial Services

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund’s shares.

FINANCIAL STATEMENTS

The Annual Report to shareholders for the Global Equity Fund and SMID Fund for the fiscal year ended June 30, 2020 is available, without charge, upon request by calling 1.800.548.5684, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Shareholders of the Funds will be informed of the Funds’ progress through periodic reports when those reports become available. Financial statements certified by the Funds’ independent public accounting firm will be submitted to shareholders at least annually.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

    Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

    “NR” - This indicates that a rating has not been assigned or is no longer assigned.

    Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” - Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high short-term default risk. Default is a real possibility.

“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.
“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

    “R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

    “R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

    “R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

    “R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

    “R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

    “R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

    “R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

    “R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

    “R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

    “D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” - This indicates that a rating has not been assigned, or is no longer assigned.

    Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

    Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” - Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” - A “CCC” rating indicates that substantial credit risk is present.

“CC” - A “CC” rating indicates very high levels of credit risk.

“C” - A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

    “AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

    “AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

    “A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

    “BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

    “BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
    “B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

    “CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

    “D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.
MIG Scale

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” - Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assesment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” - Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

Professionally Managed Portfolios (the “Trust”)
PART C

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreements
(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 14, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(B)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(v)
Investment Advisory Agreement dated June 30, 2020, between the Trust, on behalf of the Trillium ESG Global Equity Fund, the Trillium ESG Small/Mid-Cap Fund, and Trillium Asset Management, LLC - filed herewith.

(vi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(A)
Amendment dated October 1, 2017 to the Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 728 to the Trust’s Registration Statement on Form N-1A, file with the SEC on January 26, 2018.

(vii)
Amended and Restated Investment Advisory Agreement, dated as of August 31, 2006, by and between the Trust, on behalf of the Villere Balanced Fund series and St. Denis J. Villere & Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Amendment to the Investment Advisory Agreement dated September 1, 2017, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(B)
Investment Advisory Agreement dated May 31, 2013 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust's Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(C)
Amendment to the Investment Advisory Agreement dated November 1, 2017 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(viii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(ix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the  Akre Focus Fund, and Akre Capital Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust's Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Amendment to the Investment Advisory Agreement dated August 1, 2017, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(x)
Investment Advisory Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amendment to the Investment Advisory Agreement dated October 1, 2017, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(B)
Amendment to Schedule A to the Investment Advisory Agreement dated November 19, 2019, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 801 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 27, 2020.

(xi)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Amended Schedule A dated May 30, 2018 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(xii)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xiii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(e)		Underwriting Contracts
(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the Can Slim® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(A)
Novation Agreement by and between Quasar Distributors, LLC, CAN SLIM Select Growth Fund and NorthCoast Asset Management LLC, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 795 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 20, 2020.

(ii)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, INC., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 796 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 29. 2020.

(iii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 793 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 29, 2020.

(iv)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(A)
First Amendment dated March 3, 2017 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

	(B)	Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Trillium Asset Management, LLC dated March 31, 2020 - filed herewith.
	(C)	Second Amendment, dated October 1, 2020 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC - filed herewith.
(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(vii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(viii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ix)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

	(A)	Amendment dated _____ to the Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Quasar Distributors, LLC - to be filed by amendment.
(x)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(xi)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
First Amendment to the Distribution Agreement dated March 3, 2017, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 733 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2018.

(f)		Bonus or Profit Sharing Contracts - None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund and Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(iv)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018 is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(A)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(vi)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(vii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

		(A)	Amendment to the Custody Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund - to be filed by amendment.

(viii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(ix)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(x)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xi)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xii)
Amendment to the Custody Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xiii)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xiv)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

			(1)	Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund - to be filed by amendment.
(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(I)
Amendment to the Fund Administration Servicing Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(K)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

		(1)	Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund - to be filed by amendment.
(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(K)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small Cap Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

		(1)	Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund - to be filed by amendment.
(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(K)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(A)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(B)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(1)
Amended Appendix A to Hodges Indefinite Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Blue Chip Equity Income Fund and Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 715 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2017.

(2)
Operating Expenses Limitation Agreement dated April 1, 2017, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 715 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2017.

(3)
Operating Expenses Limitation Agreement dated July 31, 2020, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund (each "Fund"), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 796 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 29. 2020.

(C)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(1)
Amendment to Appendix A dated June 21, 2019 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 765 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 28, 2019.

(D)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(E)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(F)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(1)
Form of Amended Appendix A to the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(G)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(1)
Revised Shareholder Servicing Plan dated August 17-18, 2015, adopted by the Trust, on behalf of the Akre Focus is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(H)
Operating Expenses Limitation Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(2)
Amended Appendix A dated October 22, 2020, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 801 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 27, 2020.

(I)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(2)
Revised Appendix A dated December 27, 2019 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc., is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(3)
Revised Schedule A dated December 27, 2019 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds, is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(J)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(K)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(L)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated February 27, 2015 is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on February 27, 2015.

		(M)		Operating Expenses Limitation Agreement dated October 31, 2020, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC - filed herewith.
(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(i)		Legal Opinions
(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iv)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(v)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(D)
Opinion and Consent dated June 21, 2017, by Sullivan & Worcester LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(1)
Consent of Counsel dated June 21, 2017, by Schiff Hardin LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(viii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(x)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xi)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xiii)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xiv)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xvi)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xvii)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(xviii)
Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(j)	(i)		Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP - filed herewith.
(ii)
Power of Attorney for Kathleen T. Barr dated November 1, 2018 is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iii)
Power of Attorney for Wallace Cook dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(iv)
Power of Attorney for Eric Falkeis dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(v)
Power of Attorney for Carl Froebel dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(vi)
Power of Attorney for Steve Paggioli dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(vii)
Power of Attorney for Aaron J. Perkovich dated November 14, 2016 is herein incorporated by reference from Post-Effective Amendment No. 687 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on November 18, 2016.

(viii)
Power of Attorney for Ashi S. Parikh dated June 22, 2020 is herein incorporated by reference from Post-Effective Amendment No. 793 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 29, 2020.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(A)
Revised Schedule A to the Rule 12b-1 Distribution Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2007.

(iii)
Revised Rule 18f-3 Plan dated November 15-16, 2018, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(A)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 30, 2018, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(A)
Revised Appendix A to Rule 18f-3 Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 767 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 19, 2019.

(iii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(v)
Revised Code of Ethics for Tygh Capital Management, Inc. dated July 2016 is herein incorporated by reference from Post-Effective Amendment No. 695 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 27, 2017.

(vi)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2017) is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(vii)
Revised Code of Ethics for Congress Asset Management, updated January 2020 is herein incorporated by reference from Post-Effective Amendment No. 786 to the Trust's Registration Statement on Form N-1A, file with the SEC on February 28, 2020.

(viii)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

(ix)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(x)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(xi)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xii)
Revised Code of Ethics for Becker Capital Management, Inc., updated February 4, 2019 is herein incorporated by reference from Post-Effective Amendment No. 784 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on February 27, 2020.

(xiii)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(xiv)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xv)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 661 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xvi)
Code of Ethics for Trillium Asset Management, LLC - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Chase Growth Fund, Series of Advisors Series Trust

Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust	Huber Capital Equity Income Fund, Series of Advisors Series Trust
Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust	Huber Capital Small Cap Value Fund, Series of Advisors Series Trust
Logan Capital International Fund, Series of Advisors Series Trust	Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust	Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust	PIA BBB Bond Fund, Series of Advisors Series Trust
PIA High Yield Fund, Series of Advisors Series Trust	PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
PIA MBS Bond Fund, Series of Advisors Series Trust	PIA Short-Term Securities Fund, Series of Advisors Series Trust
Poplar Forest Cornerstone Fund, Series of Advisors Series Trust	Poplar Forest Partners Fund, Series of Advisors Series Trust
Pzena Emerging Markets Value Fund, Series of Advisors Series Trust	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Pzena Mid Cap Value Fund, Series of Advisors Series Trust	Pzena Small Cap Value Fund, Series of Advisors Series Trust
Scharf Alpha Opportunity Fund, Series of Advisors Series Trust	Scharf Fund, Series of Advisors Series Trust
Scharf Global Opportunity Fund, Series of Advisors Series Trust	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Semper MBS Total Return Fund, Series of Advisors Series Trust	Semper Short Duration Fund, Series of Advisors Series Trust
Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
The Aegis Funds	Allied Asset Advisors Funds
Alpha Architect ETF Trust	Angel Oak Funds Trust
Barrett Opportunity Fund, Inc.	Bridges Investment Fund, Inc.
Brookfield Investment Funds	Buffalo Funds
Cushing Mutual Funds Trust	DoubleLine Funds Trust
Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions	The Acquirers Fund, Series of ETF Series Solutions
AI Powered International Equity ETF, Series of ETF Series Solutions	AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions	Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions

Deep Value ETF, Series of ETF Series Solutions	Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
Hoya Capital Housing ETF, Series of ETF Series Solutions	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions	LHA Market State US Tactical ETF, Series of ETF Series Solutions
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions	Loncar China BioPharma ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Opus Small Cap Value ETF, Series of ETF Series Solutions	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions	US Global JETS ETF, Series of ETF Series Solutions
US Vegan Climate ETF, Series of ETF Series Solutions	Volshares Large Cap ETF, Series of ETF Series Solutions
First American Funds, Inc.	FundX Investment Trust
The Glenmede Fund, Inc.	The Glenmede Portfolios
The GoodHaven Funds Trust	Greenspring Fund, Incorporated
Harding, Loevner Funds, Inc.	Hennessy Funds Trust
Horizon Funds	Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust	Jacob Funds Inc.
The Jensen Quality Growth Fund Inc.	Kirr, Marbach Partners Funds, Inc.
AAF First Priority CLO Bond ETF, Series of Listed Funds Trust	Core Alternative ETF, Series of Listed Funds Trust
Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust	LKCM Funds
LoCorr Investment Trust	Lord Asset Management Trust
MainGate Trust	Manager Directed Portfolios
ATAC Rotation Fund, Series of Managed Portfolio Series	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series	Great Lakes Bond Fund, Series of Managed Portfolio Series
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series	Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square Global Growth Fund, Series of Managed Portfolio Series	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
LK Balanced Fund, Series of Managed Portfolio Series	Muhlenkamp Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series	Port Street Quality Growth Fund, Series of Managed Portfolio Series
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series	Securian AM Managed Volatility Equity Fund, Series of Managed Portfolio Series

Securian AM Real Asset Income Fund, Series of Managed Portfolio Series	TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
Tortoise Digital Payments Infrastructure Fund, Series of Managed Portfolio Series	Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
Tortoise Global Water ESG Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Tortoise North American Pipeline Fund, Series of Managed Portfolio Series	Matrix Advisors Funds Trust
Matrix Advisors Value Fund, Inc.	Monetta Trust
Nicholas Equity Income Fund, Inc.	Nicholas Fund, Inc.
Nicholas II, Inc.	Nicholas Limited Edition, Inc.
Permanent Portfolio Family of Funds	Perritt Funds, Inc.
Procure ETF Trust II	Professionally Managed Portfolios
Prospector Funds, Inc.	Provident Mutual Funds, Inc.
RBC Funds Trust	Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.	Adara Smaller Companies Fund, Series of RBB Fund, Inc.
Aquarius International Fund, Series of RBB Fund, Inc.	Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.	Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.	Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
Boston Partners Global Equity Fund, Series of RBB Fund, Inc.	Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.	Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.	Campbell Advantage Fund, Series of RBB Fund, Inc.
Campbell Systematic Macro Fund, Series of RBB Fund, Inc.	Free Market Fixed Income Fund, Series of RBB Fund, Inc.
Free Market International Equity Fund, Series of RBB Fund, Inc.	Free Market US Equity Fund, Series of RBB Fund, Inc.
Matson Money Fixed Income VI Portfolio, Series of RBB Fund, Inc.	Matson Money International Equity VI Portfolio, Series of RBB Fund, Inc.
Matson Money US Equity VI Portfolio, Series of RBB Fund, Inc.	MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
Motley Fool 100 Index ETF, Series of RBB Fund, Inc.	Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
SGI Conservative Fund, Series of RBB Fund, Inc.	SGI Global Equity Fund, Series of RBB Fund, Inc.
SGI Peak Growth Fund, Series of RBB Fund, Inc.	SGI Prudent Growth Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.	SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.	WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
Series Portfolios Trust	Thompson IM Funds, Inc.
TIGERSHARES Trust	TrimTabs ETF Trust
Trust for Advised Portfolios	Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Jensen Quality Value Fund, Series of Trust for Professional Managers
Marketfield Fund, Series of Trust for Professional Managers	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
USCA Fund Trust	USQ Core Real Estate Fund
Wall Street EMN Funds Trust	Wisconsin Capital Funds, Inc.
YCG Funds

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Ave., Suite 2200 Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC One Greenwich Office Park Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 11300 US Highway 1, Suite 500 Palm Beach Gardens, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 802 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 29th day of October, 2020.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 802 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	October 29, 2020
Kathleen T. Barr

Wallace L. Cook*	Trustee	October 29, 2020
Wallace L. Cook

Eric W. Falkeis*	Trustee	October 29, 2020
Eric W. Falkeis

Carl A. Froebel*	Trustee	October 29, 2020
Carl A. Froebel

Steven J. Paggioli*	Trustee	October 29, 2020
Steven J. Paggioli

Ashi S. Parikh*	Trustee	October 29, 2020
Ashi S. Parikh

/s/ Elaine E. Richards	President and Principal	October 29, 2020
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Vice President, Treasurer	October 29, 2020
Aaron J. Perkovich	and Principal Financial and Accounting Officer

*By: /s/ Elaine E. Richards		October 29, 2020
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Description
EX.99.d.v	Investment Advisory Agreement dated June 30, 2020, between the Trust, on behalf of the Trillium ESG Global Equity Fund, the Trillium ESG Small/Mid-Cap Fund, and Trillium Asset Management, LLC
EX.99.e.iv.B	Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Trillium Asset Management, LLC dated March 31, 2020
EX.99.e.iv.C	Second Amendment, dated October 1, 2020 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC
EX.h.iv.M	Operating Expenses Limitation Agreement dated October 31, 2020, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC
EX.99.j.i	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP